Accrued Expenses and Other Current Liabilities (Tables)	12 Months Ended
Dec. 31, 2025
Accrued Expenses and Other Current Liabilities [Abstract]
Schedule of Accrued Expenses and Other Current Liabilities
	December 31,
	2025	2024

Employees and payroll accruals	$2,379	$1,079
Accrued expenses	347	1,464
Other liabilities	8	23

	$2,734	$2,566